Note 11 - Convertible Notes Payable: Schedule of Short-Term Debt and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Initial Valuation	$ 275,050
Current Remaining Debt Discount to Amortize over Five Remaining Months	122,084	$ 23,338
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	152,966
Convertible notes payable, net of discount of $122,084	152,966	$ 401,595
EMA Financial, LLC
Initial Valuation	30,800
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	30,800
Convertible notes payable, net of discount of $122,084	30,800
Tangiers Investment Group, LLC
Initial Valuation	60,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(45,000)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	15,000
Convertible notes payable, net of discount of $122,084	15,000
Kodiak Capital
Initial Valuation	50,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	50,000
Convertible notes payable, net of discount of $122,084	50,000
Kodiak Capital | EquityPurchaseAgreementMember
Initial Valuation	50,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(45,000)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	5,000
Convertible notes payable, net of discount of $122,084	5,000
Auctus Fund, LLC
Initial Valuation	49,250
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	49,250
Convertible notes payable, net of discount of $122,084	49,250
Adar Bays, LLC
Initial Valuation	35,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(32,084)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	2,916
Convertible notes payable, net of discount of $122,084	$ 2,916